Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Estimated Fair Values of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Cash and cash equivalents	$ 46,528	$ 19,608
Loans, net of allowance	487,298	486,945
Federal Home Loan Bank	4,030	4,026
Accrued interest receivable	3,982	4,322
Financial liabilities
Deposits	641,366	613,494
Securities sold under repurchase agreements	29,403	30,494
Federal Home Loan Bank Advances	75,000	75,000
Subordinated debentures	23,909	23,847
Interest payable	612	831
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and cash equivalents	46,528	19,608
Loans, net of allowance	0	0
Federal Home Loan Bank	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Securities sold under repurchase agreements	0	0
Federal Home Loan Bank Advances	0	0
Subordinated debentures	0	0
Interest payable	0	0
Significant Other Observable Inputs (Level 2)
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank	4,030	4,026
Accrued interest receivable	3,982	4,322
Financial liabilities
Deposits	642,416	614,869
Securities sold under repurchase agreements	29,403	30,494
Federal Home Loan Bank Advances	75,464	74,728
Subordinated debentures	23,393	24,386
Interest payable	612	831
Significant Unobservable Inputs (Level 3)
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	473,747	466,951
Federal Home Loan Bank	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Securities sold under repurchase agreements	0	0
Federal Home Loan Bank Advances	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0